OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Accrued expenses	$ 7,663	$ 10,281
Accrued payroll and related taxes	9,072	7,231
Government institutions	4,663	6,629
Accrued dividend	5,066	4,822
Operating lease liabilities, current	1,787
Others	2,902	3,512
Total	$ 31,153	$ 32,475